Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2024
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2024			At 31 December 2023
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,897	40,380	45,277	5,242	37,038	42,280
Covered bonds	–	11,804	11,804	–	14,243	14,243
Commercial paper	–	10,555	10,555	–	12,041	12,041
Certificates of deposit issued	–	7,056	7,056	–	8,059	8,059
Securitisation notes	23	4,965	4,988	23	4,211	4,234
	4,920	74,760	79,680	5,265	75,592	80,857